Consolidated Statements of Cash Flows (Atlas Corp) $ in Thousands	3 Months Ended
Dec. 31, 2019 USD ($)
Operating activities:
Net earnings (loss)	$ (3,567)
Changes in assets and liabilities:
Cash (used in) from operating activities	(3,567)
Financing activities:
Due to Seaspan Corporation	3,567
Cash from (used in) financing activities	3,567
Investing activities:
Increase (decrease) in cash and cash equivalents	0
Cash and cash equivalents and restricted cash, beginning of year	0
Cash and cash equivalents and restricted cash, end of year	$ 0